Annual Total Returns - Fidelity Ohio Municipal Money Market Fund [BarChart] - 12.31 Fidelity Ohio Municipal Funds Combo PRO-11 - Fidelity Ohio Municipal Money Market Fund - Fidelity Ohio Municipal Money Market Fund
Mar. 01, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.02%
Annual Return 2015	0.01%
Annual Return 2016	0.09%
Annual Return 2017	0.42%
Annual Return 2018	0.98%
Annual Return 2019	1.16%
Annual Return 2020	0.32%
Annual Return 2021	0.02%